Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 14,103	$ 5,333
Less: Allowance for expected credit losses	(5,343)	(5,333)
Accounts receivable, net	$ 8,760